Stockholders' Equity / (Deficit) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity/ (Deficit)
17.	Stockholders’ Equity/ (Deficit)

Preferred Stock Designations

On March 20, 2020, FaceBank Pre-Merger amended its Articles of Incorporation to withdraw, cancel and terminate the previously-filed (i) Certificate of Designation of with respect to 5,000,000 shares of its Series A Preferred Stock, par value $0.0001 per share, (ii) Certificate of Designation with respect to 1,000,000 shares of its Series B Preferred Stock, par value $0.0001 per share, (iii) Certificate of Designation with respect to 41,000,000 shares of its Series C Preferred Stock, par value $0.0001 per share and (iv) Certificate of Designation with respect to 1,000,000 shares of its Series X Preferred Stock, par value $0.0001 per share. Upon the withdrawal, cancelation and termination of such designations, all shares previously designated as Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series X Preferred Stock were returned to the status of authorized but undesignated shares of the Company’s Preferred Stock, par value $0.0001 per share.

On March 20, 2020, in connection with the Merger, FaceBank Pre-Merger filed an amendment to its Articles of Incorporation to designate 35,800,000 of its authorized preferred stock as “Series AA Convertible Preferred Stock” pursuant to a Certificate of Designation of Series AA Convertible Preferred Stock (the “Series AA Preferred Stock Certificate of Designation”). The Series AA Convertible Preferred Stock (the “Series AA Preferred Stock”) has no liquidation preference. The Series AA Preferred Stock is entitled to receive dividends and other distributions as and when paid on the Common Stock on an as converted basis. Each share of Series AA Preferred Stock is initially convertible into two shares of Common Stock, subject to adjustment as provided in the Series AA Preferred Stock Certificate of Designation and shall only be convertible immediately following the sale of such shares on an arms’-length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act. Each share of Series AA Preferred Stock shall have 0.8 votes per share (the “Voting Rate”) on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding. The Voting Rate shall be subject to adjustment in the event of stock splits, stock combinations, recapitalizations reclassifications, extraordinary distributions and similar events. There are 713,215 shares reserved for issuance to certain shareholders of fuboTV Pre-Merger in connection with the Merger.

Common Stock Activity

Issuance of Common Stock for Cash

The Company raised approximately $2.3 million through issuances of an aggregate of 795,593 shares of its common stock in private placement transactions during the three months ended March 31, 2020 with investors.

The Company raised approximately $0.5 million through issuances of an aggregate of 170,391 shares of its common stock in private placement transactions during the three months ended June 30, 2020 with investors.

On July 2, 2020, the Company entered into a Purchase Agreement with Credit Suisse Capital LLC, pursuant to which the Company sold 2,162,163 shares of the Company’s common stock at a purchase price of $9.25 per share for an aggregate purchase price of $20.0 million.

Issuance of Common Stock and Warrants for Cash

Between May 11, 2020 and June 8, 2020, the Company entered into Purchase Agreements Investors, pursuant to which the Company sold an aggregate of 3,735,922 shares of the Company’s common stock at a purchase price of $7.00 per share and issued warrants to the Investors covering a total of 3,735,922 shares of the Company’s common stock for an aggregate purchase price of $26.1 million.

Between August 20, 2020 and August 28, 2020, the Company entered into Purchase Agreements Investors, pursuant to which the Company sold an aggregate of 5,212,753 shares of the Company’s common stock at a purchase price of $9.25 per share and issued warrants to the Investors covering a total of 1,303,186 shares of the Company’s common stock for an aggregate purchase price of $48.2 million.

Issuance of Common Stock Related to PEC Acquisition

During the three months ended September 30, 2020, there were no shares of the Company’s common stock exchanged for shares of its subsidiary PEC. During the nine months ended September 30, 2020, the Company has issued 2,753,819 shares of its common stock in exchange for 17,950,055 shares of its subsidiary PEC, respectively. The interests exchange in PEC were previously recorded within noncontrolling interests and the transactions were accounted for as a reduction of $2.0 million of noncontrolling interests for the carrying value of those noncontrolling interests at the date of exchange with an offsetting increase in Additional paid-in capital, during the nine months ended September 30, 2020.

Issuance of Common Stock for Shares Settled Liability

During the three months ended June 30, 2020, the Company issued 900,000 shares of its common stock with a fair value of approximately $9.1 million or $10.00 per share in connection with the Company’s Note Purchase Agreement with FB Loan (See Note 13).

Issuance of Common Stock for Services Rendered

On January 1, 2020, the Company entered into the first amendment to a joint business development agreement and issued 200,000 shares of its restricted common stock with a fair value of $1.8 million in exchange for business development services.

During the three months ended March 31, 2020, the Company issued 275,000 shares of its common stock with a fair value of $2.3 million in exchange for consulting services.

During the three months ended March 31, 2020, the Company issued 62,500 shares of its common stock with a fair value of approximately $0.6 million in exchange for services rendered in connection with the Company’s amended Digital Likeness Development Agreement by and among Floyd Mayweather, the Company and FaceBank, Inc., effective as of July 31, 2019, as amended (the “Mayweather Agreement”).

During the three months ended March 31, 2020, the Company issued 2,500 shares of its common stock with a fair value of $26,000 in exchange for consulting services.

During the three months ended June 30, 2020, the Company issued 343,789 shares of its common stock with a fair value of $3.1 million in exchange for consulting services.

Issuance of Common Stock for Exercise of Stock Options

During the three months ended September 30, 2020, 226,740 options to purchase shares of the Company’s common stock were exercised for cash of approximately $0.3 million or $1.43 per share.

Issuance of Common Stock for Employee Compensation

On February 20, 2020, the Company issued 300,000 shares of its common stock to an officer of the Company at a fair value of $2.7 million, or $9.00 per share.

During the three months ended March 31, 2020, the Company issued 200,000 shares of its common stock with a fair value of $1.6 million as compensation to service providers for services rendered.

Share Purchase Agreement

On July 10, 2020, we entered into a Share Purchase Agreement (the “SPA”) with C2A2 Corp. AG Ltd. and Aston Fallen (the “Purchaser”). Pursuant to the terms of the SPA, the Purchaser agreed to acquire all of the 1,000 shares of Facebank AG common stock, held by the Company. The transaction closed on July 10, 2020 and the Company redeemed an aggregate of 3,633,114 shares of the Company’s common stock at a redemption price of $0.0001 per share in exchange for 4,833,114 new shares of Company common stock at a sale price of $0.0001 per share, resulting in a net issuance of 1,200,000 new shares of the Company’s common stock. The Company recognized a gain of approximately $7.6 million on this transaction during the third quarter.

Issuance of Common Stock in Connection with Convertible Notes

During the three months ended September 30, 2020, the Company did not issue any shares of its common stock in connection with its convertible notes. During the nine months ended September 30, 2020, the Company issued 62,500 shares of its common stock with a fair value of approximately $0.3 million, respectively, in connection with the issuance of convertible notes.

Equity Compensation Plan Information

The Company’s 2014 Equity Incentive Stock Plan (the “2014 Plan”) provides for the issuance of up to 16,667 incentive stock options and nonqualified stock options to the Company’s employees, officers, directors, and certain consultants. The 2014 Plan is administered by the Company’s Board and has a term of 10 years.

Contemporaneous with the closing of the Merger, the Company assumed 8,051,098 stock options issued and outstanding under the fuboTV Pre-Merger 2015 Equity Incentive Plan (the “2015 Plan”) with a weighted-average exercise price of $1.32 per share. From the Effective Time, such options may be exercised for shares of our common stock under the terms of the 2015 Plan.

On April 1, 2020, the Company approved the establishment of the Company’s 2020 Equity Incentive Plan (the “Plan”). The Company created an incentive option pool of 12,116,646 shares of the Company’s Common Stock under the Plan. On October 8, 2020, the Company amended the Company’s Plan to increase the maximum aggregate number of shares available for issuance under the Plan by 19,000,000 shares (the “Pool Increase”). The Pool Increase is conditional upon shareholder approval at the next annual meeting of shareholders.

On May 21, 2020, we established our Outside Director Compensation Policy to set forth guidelines for the compensation of our non-employee directors for their service on our Board of Directors.

Stock-based compensation

During the three and nine months ended September 30, 2020 the Company recognized stock-based compensation expense totaling $6.3 million and $24.1 million, respectively. No stock-based compensation was recognized during the three and nine months ended September 30, 2019.

Options

The Company provides stock-based compensation to employees, directors and consultants under the Plan. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The risk-free interest rate is determined by referencing the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

During the three and nine months ended September 30, 2020, the Company granted 1,394,860 and 7,141,899 options to purchase shares of the Company’s common stock under the Plan, respectively. During the nine months ended September 30, 2020, 280,000 options to purchase shares of the Company’s commons stock were granted outside of the Plan. No options were granted during the nine months ended September 30, 2019.

The following was used in determining the fair value of stock options granted during the three months and nine months ended September 30, 2020:

	For the Three Months Ended September 30, 2020	For the Nine Months Ended September 30, 2020
Dividend yield	-	-
Expected price volatility	45%	45% - 57%
Risk free interest rate	0.23% - 0.38%	0.23% - 0.58%
Expected term	5.3 - 6.1	5.3 - 6.1

Employees

A summary of activity under the Plan for the nine months ended September 30, 2020 is as follows (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	16,667	$28.20	$-	7.3
Options assumed from Merger	8,051,098	$1.31
Granted	7,141,899	$8.79
Exercised	(226,740)	$1.43
Forfeited or expired	(389,008)	$0.83
Outstanding as of September 30, 2020	14,593,916	$4.99	$61,234	8.2

Options vested and exercisable as of September 30, 2020	6,081,567	$2.01	$42,736	6.9

The total fair value of stock options granted during the nine months ended September 30, 2020 was approximately $62.8 million. During the nine months ended September 30, 2020, 226,740 options were exercised with a weighted average fair value of approximately $0.3 million or $1.43 per share.

As of September 30, 2020, the unrecognized stock-based compensation expense related to unvested options was approximately $50.6 million to be recognized over a period of 3.1 years.

Market and Service Condition Based Options

During the nine months ended September 30, 2020, 3,078,297 options were granted that vest on the earlier of each anniversary of the grant date or based on the achievement of pre-established parameters relating to the performance of the Company’s stock price (not included in table above).

Stock based compensation expense is based on the estimated value of the awards on the grant date, and is recognized over the period from the grant date through the expected vest dates of each vesting condition, both of which were estimated based on a Monte Carlo simulation model applying the following key assumptions as of the grant date:

Dividend yield	—%
Expected volatility	76.0 – 88.1%
Risk free rate	0.24 – 0.30%
Derived service period	1.59 – 1.91

A summary of activity under the Plan for market and service based stock options for the nine months ended September 30, 2020 is as follows (in thousands, except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	-	$-	$-	-
Granted	3,078,297	$9.69		6.8
Outstanding as of September 30, 2020	3,078,297	$9.69	$450	6.6

Options vested and exercisable as of September 30, 2020	-	$9.69	$-	6.6

Non-employees

During the three months ended March 31, 2020, in connection with the Mayweather Agreement, the Company granted options to purchase 280,000 shares of the Company’s common stock at an exercise price of $7.20 per share. This option has a fair value of $1,031,000, a five-year term and expires on December 21, 2024. These options were immediately vested as of the grant date.

As part of the Merger, the Company also assumed 343,047 options granted to non-employees with a weighted average exercise price of $0.23 (included in table above). Stock-based compensation expense related to unvested non-employee options is immaterial as of September 30, 2020.

There were no options granted to non-employees in the three months ended June 30, 2020 and September 30, 2020.

Warrants

A summary of the Company’s outstanding warrants as of September 30, 2020 are presented below (in thousands, except share and per share amounts):

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	200,007	$13.31	$-	0.2
Issued	9,538,526	$6.62	$23,119	1.7
Expired	(200,000)	$-	$-	-
Outstanding as of September 30, 2020	9,538,533	$5.80	$32,670	2.6
Warrants exercisable as of September 30, 2020	9,538,533	$5.80	$32,670	2.6

On March 19, 2020, in connection with its Note Purchase Agreement (see Note 13), the Company issued the FB Loan Warrant, a warrant to purchase 3,269,231 shares of its common stock with a fair value of $15.6 million.

On April 1, 2020, the Company issued 142,118 common stock warrants in connection with a $1.1 million convertible note. The exercise price is $7.74 with a 5-year term. On September 29, 2020, the Company entered into an amendment related to the common stock warrants and issued an additional 217,357 warrants. Under the terms of the amendment the 359,475 common stock warrants will have an amended exercise price of $3.06 per share.

On April 23, 2020, the Company issued 55,172 warrants in connection with a $0.4 million convertible note. The exercise price is $9.00 with a 3-year term.

Between May 11, 2020 and June 8, 2020, the Company issued 3,735,922 warrants in connection with Purchase Agreements with Investors with an exercise price of $7.00 with a 1.5-year term.

On May 25, 2020, the Company issued to ARETE Wealth Management a warrant to purchase 275,000 shares of the Company’s common stock with an initial exercise price of $5.00 per share.

Between August 20, 2020 and September 29, 2020, the Company issued 1,843,726 warrants in connection with Purchase Agreements with Investors with an exercise price of $9.25 with a 1.5-year term.

FaceBank Group, Inc Pre-Merger [Member]
Stockholders' Equity/ (Deficit)

Note 13 – Stockholders’ Equity / (Deficit)

Preferred Stock Designations

On March 20, 2020, FaceBank amended its Articles of Incorporation to withdraw, cancel and terminate the previously-filed (i) Certificate of Designation of with respect to 5,000,000 shares of its Series A Preferred Stock, par value $0.0001 per share, (ii) Certificate of Designation with respect to 1,000,000 shares of its Series B Preferred Stock, par value $0.0001 per share, (iii) Certificate of Designation with respect to 41,000,000 shares of its Series C Preferred Stock, par value $0.0001 per share and (iv) Certificate of Designation with respect to 1,000,000 shares of its Series X Preferred Stock, par value $0.0001 per share. Upon the withdrawal, cancelation and termination of such designations, all shares previously designated as Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series X Preferred Stock were returned to the status of authorized but undesignated shares of FaceBank’s Preferred Stock, par value $0.0001 per share.

On March 20, 2020, in connection with the Merger, FaceBank filed an amendment to its Articles of Incorporation to designate 35,800,000 of its authorized preferred stock as “Series AA Convertible Preferred Stock” pursuant to a Certificate of Designation of Series AA Convertible Preferred Stock (the “Series AA Preferred Stock Certificate of Designation”). The Series AA Convertible Preferred Stock (the “Series AA Preferred Stock”) has no liquidation preference. The Series AA Preferred Stock is entitled to receive dividends and other distributions as and when paid on the Common Stock on an as converted basis. Each share of Series AA Preferred Stock is initially convertible into two shares of Common Stock, subject to adjustment as provided in the Series AA Preferred Stock Certificate of Designation and shall only be convertible immediately following the sale of such shares on an arms’-length basis either pursuant to an exemption from registration under Rule 144 promulgated under the Securities Act or pursuant to an effective registration statement under the Securities Act. Each share of Series AA Preferred Stock shall have 0.8 votes per share (the “Voting Rate”) on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding. The Voting Rate shall be subject to adjustment in the event of stock splits, stock combinations, recapitalizations reclassifications, extraordinary distributions and similar events.

Common Stock Activity

Issuance of Common Stock for Cash

The Company raised approximately $2.3 million through issuances of an aggregate of 795,593 shares of its common stock in private placement transactions during the three months ended March 31, 2020 to investors.

Issuance of Common Stock Related to PEC Acquisition

During the three-months ended March 31, 2020, the Company issued 1,552,070 shares of its common stock in exchange for 3,727,080 shares of its subsidiary PEC. The interests exchange in PEC were previously recorded within noncontrolling interests and the transaction was accounted for as a reduction of $1.1 million of noncontrolling interests for the carrying value of those noncontrolling interests at the date of exchange with an offsetting increase in additional paid-in capital.

Issuance of Common Stock for Services Rendered

On January 1, 2020, the Company entered into the first amendment to a joint business development agreement and issued 200,000 shares of its restricted common stock with a fair value of $1.8 million in exchange for business development services.

During the three months ended March 31, 2020, the Company issued 275,000 shares of its common stock with a fair value of $2.3 million in exchange for consulting services.

During the three months ended March 31, 2020, the Company issued 62,500 shares of its common stock with a fair value of approximately $0.6 million in exchange for services rendered in connection with the Company’s amended Digital Likeness Development Agreement by and among Floyd Mayweather, the Company and FaceBank, Inc., effective as of July 31, 2019, as amended (the “Mayweather Agreement”).

During the three months ended March 31, 2020, the Company issued 2,500 shares of its common stock with a fair value of $26,000 in exchange for consulting services.

Issuance of Common Stock for Employee Compensation

On February 20, 2020, the Company issued 300,000 shares of its common stock to an officer of the Company at a fair value of $2.7 million, or $9.00 per share.

During the three months ended March 31, 2020, the Company issued 200,000 shares of its common stock with a fair value of $1.6 million as compensation to service providers for services rendered.

Issuance of Common Stock in Connection with Convertible Notes

During the three months ended March 31, 2020, the Company issued 7,500 shares of its common stock with a fair value of approximately $0.1 million in connection with the issuance of convertible notes.

Equity Compensation Plan Information

The Company’s 2014 Equity Incentive Stock Plan (the “2014 Plan”) provides for the issuance of up to 166,667 incentive stock options and nonqualified stock options to the Company’s employees, officers, directors, and certain consultants. The 2014 Plan is administered by the Company’s Board and has a term of 10 years.

Contemporaneous with the closing of the Merger, the Company assumed 8,051,098 stock options issued and outstanding under the fuboTV Inc. 2015 Equity Incentive Plan (the “2015 Plan”) with a weighted-average exercise price of $1.32 per share. From an after the Effective Time, such options may be exercised for shares of our common stock under the terms of the 2015 Plan.

On April 1, 2020, the Company approved the establishment of the FaceBank 2020 Equity Incentive Plan. The Company created an incentive option pool of 12,116,646 shares of FaceBank Common Stock under the Plan.

On May 21, 2020, we established our Outside Director Compensation Policy to set forth guidelines for the compensation of our non-employee directors for their service on our board of directors.

Options

The fair value of the Company’s common stock was based upon the publicly quoted price on the date that the final approval of the awards was obtained. The Company does not expect to pay dividends in the foreseeable future so therefore the expected dividend yield is 0%. The expected term for stock options granted with service conditions represents the average period the stock options are expected to remain outstanding and is based on 10 years. The Company obtained the risk-free interest rate from publicly available data published by the Federal Reserve. The Company uses a methodology in estimating its volatility percentage from a computation that was based on a comparison of average volatility rates of similar companies to a computation based on the standard deviation of the Company’s own underlying stock price’s daily logarithmic returns. During the three months ended March 31, 2020, 280,000 options were granted outside of the Plan, and there were no options granted during the three months ended March 31, 2019.

The following reflects the stock option activity for the three months ended March 31, 2020:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2019	16,667	$28.20	$-	8.1
Granted	280,000	$7.20	$322,000	4.7
Outstanding as of March 31, 2020	296,667	$8.38	$322,000	4.9

Options vested and exercisable as of March 31, 2020	296,667	$8.38	$322,000	4.9

During the three months ended March 31, 2020, in connection with the Mayweather Agreement, the Company granted options to purchase 280,000 shares of the Company’s common stock at an exercise price of $7.20 per share. This option has a fair value of $1,031,000, a five-year term and expires on December 21, 2024.

As of March 31, 2020, there was no unrecognized stock-based compensation expense.

Warrants

A summary of the Company’s outstanding warrants as of March 31, 2020 are presented below:

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value
Outstanding as of December 31, 2019	200,007	$12.15	$-
Issued	3,411,349	$5.11	$11,038,616
Expired	(200,000)	$-	$-
Outstanding as of March 31, 2020	3,411,356	$5.16	$11,038,616
Warrants exercisable as of March 31, 2020	3,411,356	$5.16	$11,038,616

On March 19, 2020, in connection with its Note Purchase Agreement (see Note 9), the Company issued the FB Loan Warrant, a warrant to purchase 3,269,231 shares of its common stock with a fair value of $15.6 million.

On March 30, 2020, the Company issued 142,118 warrants in connection with a $1.1 million convertible note. The exercise price is $7.74 with a 5-year term. The Company received the proceeds from the convertible note on April 1, 2020 and will therefore record the balance sheet impact of this warrant and convertible note on April 1, 2020.

Note 14 - Stockholders’ Equity/ (Deficit)

Authorized Share Capital

The Company amended its articles of incorporation on January 9, 2019 to increase the authorized share capital to 400 million shares of common stock.

Series A Preferred Shares

The Company had no shares, par value $0.0001, of series A Preferred Shares, issued and outstanding at December 31, 2019 and 2018. Series A Preferred shares have no rights to receive dividends or any distributions, but each series A Preferred share entitles the holder to 100 votes relative to each share of common stock. Series A Preferred shares have no conversion rights.

Series B Convertible Preferred Shares

The Company had no shares, par value $0.0001, of series B Convertible Preferred Shares, issued and outstanding at December 31, 2019 and 2018. Series B Convertible Preferred shares have no rights to receive dividends or any distributions; however, each series B Convertible Preferred share entitles the holder to 1 vote relative to each share of common stock. Each series B Convertible Preferred share is convertible into 2 shares of common stock. Series B Convertible Preferred shares are also exempt from any adjustment to the conversion ratio in the event of a split or reverse stock split of the common stock.

Series C Convertible Preferred Shares

The Company had no shares, par value $0.0001, of series C Convertible Preferred Shares, issued and outstanding at December 31, 2019 and 2018. Series C Convertible Preferred shares have no rights to receive dividends or any distributions; however, each series C Convertible Preferred share entitles the holder to 1 vote relative to each share of common stock. Each series C Convertible Preferred share is convertible into 2 shares of common stock. Series C Convertible Preferred shares are also exempt from any adjustment to the conversion ratio in the event of a split or reverse stock split of the common stock.

Series X Convertible Preferred Shares

The Company had no shares, par value $0.0001, of Series X Convertible Preferred Shares, issued and outstanding at December 31, 2019 and 2018, respectively. Series X Convertible Preferred shares have the rights to receive dividends or any distributions on a “as-converted basis” and also each Series X Convertible Preferred stockholder held the right to 1 vote relative to each stockholder of common stock, on a “as-converted basis.” Each Series X Convertible Preferred share is convertible into 15 shares of common stock. On February 28, 2019, the 1,000,000 Series X Preferred Shares automatically converted into 15,000,000 shares of common stock.

Common Stock Activity

Issuance of Common Stock for Cash

In March 2019, the Company raised $1.1 million in a private placement transaction by issuing 93,910 shares of its common stock for $11.28 per share to a Hong Kong-based family office group. The Company contemporaneously issued warrants to purchase an additional 200,000 shares of common stock to the investor in this transaction. The warrants feature an exercise price of $11.31 per share, and may be exercised at any time prior to March 31, 2020. The warrants were determined to be equity instruments and are therefore classified within stockholders’ equity in accordance with ASC 815.

The Company raised an additional $2.5 million through issuances of an aggregate of 1,028,497 shares of its common stock in private placement transactions during the year ended December 31, 2019 to several other investors.

During the year ended December 31, 2018, the Company issued 623,578 shares of common stock for proceeds of $3.2 million

Issuance of Common Stock to Settle a Lease Dispute

During the year ended December 31, 2019, the Company issued 18,935 shares of its common stock, at a fair value of approximately $0.1 million or $6.90 per share, to settle a lease dispute.

Issuance of Common Stock for Acquisitions

During the year ended December 31, 2019, the Company issued 2,500,000 shares of its common stock, at a fair value of approximately $19.95 million, or approximately $7.98 per share, related to its acquisition of Facebank AG and Nexway.

During the year ended December 31, 2019, the Company issued 2,503,333 shares of its common stock in exchange for 40,991,276 shares of its subsidiary PEC. The interests exchange in PEC were previously recorded within noncontrolling interests and the transaction was accounted for as a reduction of approximately $4.0 million of noncontrolling interests for the carrying value of those noncontrolling interests at the date of exchange with an offsetting increase in additional paid-in capital.

Issuance of Common Stock for Services Rendered

During the year ended December 31, 2019, the Company issued 15,009 shares of its common stock at a fair value of approximately $0.1 million or $6.72 per share for services rendered.

During the year ended December 31, 2019, the Company issued 20,000 shares of its common stock at a fair value of approximately $200,000 or $10.00 per share in connection with a consulting agreement.

Issuance of Common Stock for Cancellation of a Consulting Agreement

During the year ended December 31, 2019, the Company issued 2,000 shares of its common stock at a fair value of approximately $13,000 or $6.59 per share in connection with the cancellation of a consulting agreement.

Issuance of Common Stock to Satisfy Investment Obligation

On October 24, 2019, the Company satisfied its obligations under its investment agreement with Panda Productions (HK) Limited by issuing 175,000 common shares, in lieu of its obligation to fund an additional $1.0 million in cash. On October 24, 2019, the fair value of the 175,000 shares was approximately $1.9 million or $10.96 per share, and the additional $0.9 million was recorded as a loss on investment during the year ended December 31, 2019.

Issuance of Common Stock and Options for Employee Services

During the year ended December 31, 2018, the Company issued an aggregate of 407,943 shares of fully vested common stock at an aggregate fair value of $3.3 million to various non-employee service providers. On February 1, 2018, the Company granted options to purchase 16,667 shares of common stock to Alex Bafer, the Company’s Chief Executive Officer from February 1, 2018 until August 8, 2018. The options have a 10-year term and an exercise price of $28.20. The fair value of the options on the grant date was $470,000.

Issuance of Common Stock for Commitment Fee

During the year ended December 31, 2018 pursuant to securities purchase agreements with Auctus Fund, the Company issued 6,667 shares to Auctus as a commitment fee valued at $118,000.

Issuance of Common Stock upon Conversion of Note Payable

During the year ended December 31, 2019, the Company issued 16,666 shares of its common stock with a fair value of $50,000, or $3.00 per share, upon the contractual conversion of principal of a convertible note payable.

During the year ended December 31, 2018, the Company issued 4,334 shares of its common stock with a fair value of $18,000 upon the contractual conversion of principal of a convertible note payable.

Issuance of Common Stock for Cashless Exercise of Warrants

During the year ended December 31, 2018, the Company issued 15,606 shares of its common stock upon the cashless exercise of warrants. The Company intended to issue 5,114 shares related to this cashless exercise, however, the actual shares issued totaled 15,606. The Company recorded a loss of approximately $94,000 on the additional 10,492 shares which were issued erroneously. The 10,492 shares were canceled during the year ending December 31, 2019.

Issuance of Common Stock Upon Exchange of Series A Preferred Stock

During the year ended December 31, 2018 the Company issued 3,633,333 shares of its common stock upon the exchange of 5,000,000 shares of Series A Preferred Stock pursuant to the terms of the certificate of designation of the Series A Preferred Stock. The quantity of common stock issued was determined by reference to the preferential voting and financial participation rights of the Series A preferred Stockholder.

Issuance of Common Stock Upon Conversion of Series B Preferred Stock

During the year ended December 31, 2018 the Company issued 66,667 shares of common stock upon the contractual conversion of 1,000,000 shares of Series B Convertible Preferred Stock pursuant to the terms of the certificate of designation of the Series B Convertible Preferred Stock.

Issuance of Common Stock Upon Conversion of Series C Convertible Preferred Stock

During the year ended December 31, 2018 the Company issued 94,966 shares of common stock upon the contractual conversion of 1,424,491 shares of Series C Convertible Preferred Stock pursuant to the terms of the certificate of designation of the Series C Convertible Preferred Stock.

Issuance of Series X Convertible Preferred Stock for Business Acquisition

During the year ended December 31, 2018 the Company issued 1,000,000 shares of Series X Convertible Preferred stock to the selling shareholder as consideration in the acquisition of EAI. The series X Convertible Preferred shares are convertible into an aggregate of 15,000,000 shares of common stock.

Issuance of Common Stock for Purchase of Asset

In November 2018, the Company acquired Namegames LLC pursuant to an agreement dated February 1, 2018 and issued 23,360 shares of common stock with an aggregate issuance date fair value of $658,000 (Note 5).

Equity Compensation Plan Information

The Company has adopted a 2014 Equity Incentive Stock Plan (the “Plan”). The Plan provides for the issuance of up to 166,667 incentive stock options and nonqualified stock options to the Company’s employees, officers, directors, and certain consultants. The Plan is administered by the Company’s Board, and has a term of 10 years.

Options

The fair value of the Company’s common stock was based upon the publicly quoted price on the date that the final approval of the awards was obtained. The Company does not expect to pay dividends in the foreseeable future so therefore the expected dividend yield is 0%. The expected term for stock options granted with service conditions represents the average period the stock options are expected to remain outstanding and is based on 10 years. The Company obtained the risk-free interest rate from publicly available data published by the Federal Reserve. The Company uses a methodology in estimating its volatility percentage from a computation that was based on a comparison of average volatility rates of similar companies to a computation based on the standard deviation of the Company’s own underlying stock price’s daily logarithmic returns. There were no options granted during the year ended December 31, 2019. The grant date fair value of stock options granted during year ended December 31, 2018 was approximately $470,000. The fair value of options granted during the year ended December 31, 2018 were estimated using the following weighted-average assumptions:

Year ended December 31, 2018
Exercise price	$28.20
Expected stock price volatility	222
Risk-free rate of interest	2.78
Term (years)	10.0

A summary of option activity under the Company’s employee stock option plan for years ended December 31, 2018 and 2019 are presented below:

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2017	-	$-	$-	-
Granted	16,667	28.20	-	9.1
Outstanding as of December 31, 2018	16,667	$28.20	$-	9.1
Outstanding as of December 31, 2019	16,667	$28.20	$-	8.1
Options vested and exercisable as of December 31, 2019	16,667	$28.20	$-	8.1

As of December 31, 2019, there was no unrecognized stock-based compensation expense.

Warrants

A summary of the Company’s outstanding warrants as of December 31, 2019 and 2018 are presented below:

	Number of Warrants	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2017	3,015	$15.00	$-	4.7
Exercised	(3,008)	15.00		-
Outstanding as of December 31, 2018**	7	$24,000.00	$-	2.9
Issued	200,000	11.31	-	0.2
Outstanding as of December 31, 2019	200,007	$12.15	$-	0.2
Warrants exercisable as of December 31, 2019	200,007	$12.15	$-	0.2

** The warrants outstanding as of December 31, 2018 had an original exercise price of $0.80. In January 2017, the Company executed a 1-for-10,000 reverse split, that resulted in an exercise price of $800. Following the 1 for 30 reverse split in February 2019, the exercise price is currently $24,000 per share.

During the year ended December 31, 2018, 3,008 warrants were converted to 15,606 shares in a cashless exercise. The Company recorded $94,000 loss on the excess shares issued for this transaction.